Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2017
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Derivatives designated in hedge accounting relationships (undiscounted cash flows)
CHF billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	8	4	0	0	0	12
Cash outflows	0	8	4	0	0	0	12
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2017 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Principal balances subject to cash flow forecasts
CHF billion	Within 1 year	1–3 years	3–5 years	5–10 years	Over 10 years
Assets	52	74	49	49	0
Liabilities	3	4	2	2	0
Net balance	50	70	47	47	0

Fair value hedges of interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Fair value hedges of interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(20)	140	554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2

Fair value hedges of portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Fair value hedges of portfolio interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	(7)	(12)	(29)

UBS AG
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Derivatives designated in hedge accounting relationships (undiscounted cash flows)
CHF billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	8	4	0	0	0	12
Cash outflows	0	8	4	0	0	0	12
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2017 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

UBS AG | Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Principal balances subject to cash flow forecasts
CHF billion	Within 1 year	1–3 years	3–5 years	5–10 years	Over 10 years
Assets	52	74	49	49	0
Liabilities	3	4	2	2	0
Net balance	50	70	47	47	0

UBS AG | Fair value hedges of interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Fair value hedges of interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(20)	140	554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2

UBS AG | Fair value hedges of portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Fair value hedges of portfolio interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	(7)	(12)	(29)